Note 7 - Right-of-use Asset and Lease Liability (Tables)	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets and lease liabilities [text block]
	Right-of-Use Asset	Lease Liability
	$	$
Balance, March 31, 2020	68	67
Depreciation	(36)	-
Lease payments	-	(39)
Lease interest	-	6
Balance, March 31, 2021	32	34

Classification:
Current portion of lease liability	-	34
Long-term portion of lease liability	-	-
	-	34